Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment, Net
14.	Property, Plant and Equipment, Net

(a) Property, plant and equipment as of December 31, 2016 and 2017 are as follows:

	2016					2017
	Acquisition cost		Accumulated depreciation and impairment loss	Government grants	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Government grants	Book value
	(in millions of Won)
Land	￦	2,607,660	(6,452)	—	2,601,208	2,534,102	(6,452)	—	2,527,650
Buildings		9,180,028	(4,183,974)	(423)	4,995,631	9,311,426	(4,433,996)	(412)	4,877,018
Structures		5,385,365	(2,476,818)	(67)	2,908,480	5,452,713	(2,686,802)	(59)	2,765,852
Machinery and equipment		46,698,254	(26,379,544)	(320)	20,318,390	46,669,612	(27,301,410)	(245)	19,367,957
Vehicles		306,770	(259,986)	(85)	46,699	296,815	(263,884)	(70)	32,861
Tools		385,960	(312,266)	(2,314)	71,380	380,144	(315,446)	(1,058)	63,640
Furniture and fixtures		609,736	(477,064)	(266)	132,406	643,779	(498,192)	(148)	145,439
Finance lease assets		248,590	(89,577)	—	159,013	243,160	(97,903)	—	145,257
Bearer plants		—	—	—	—	70,031	(4,516)	—	65,515
Construction-in-progress		2,542,233	—	(5,101)	2,537,132	1,897,885	—	(5,539)	1,892,346

	￦	67,964,596	(34,185,681)	(8,576)	33,770,339	67,499,667	(35,608,601)	(7,531)	31,883,535

(b) Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2016 and 2017 were as follows:

1) For the year ended December 31, 2016

	Beginning		Acquisitions	Business combination	Disposals	Depreciation (*1)	Others (*2)	Ending
	(in millions of Won)
Land	￦	2,572,807	8,901	15,687	(16,176)	(6,452)	26,441	2,601,208
Buildings		5,165,725	37,493	277,242	(12,857)	(396,899)	(75,073)	4,995,631
Structures		2,949,413	19,043	—	(1,994)	(216,631)	158,649	2,908,480
Machinery and equipment		21,093,743	193,856	47,021	(36,095)	(2,277,740)	1,297,605	20,318,390
Vehicles		52,005	8,967	88	(1,990)	(18,484)	6,113	46,699
Tools		73,478	17,546	635	(848)	(27,396)	7,965	71,380
Furniture and fixtures		148,099	30,650	32	(4,248)	(51,361)	9,234	132,406
Finance lease assets		92,796	79,556	—	(38)	(13,409)	108	159,013
Construction-in-progress		2,374,789	1,935,339	2,181	(4,255)	—	(1,770,922)	2,537,132

	￦	34,522,855	2,331,351	342,886	(78,501)	(3,008,372)	(339,880)	33,770,339

(*1)	Includes impairment losses on property, plant and equipment amounting to ￦196,882 million. During the year ended December 31, 2016, due to the existence of indicators for impairment, such as continuing operating loss on fuel cell business of the POSCO ENERGY CO., LTD., which is included in other reportable segment, the Company performed impairment test and recognized impairment loss of ￦61,565 million. Recoverable amount was determined based on value-in-use, which was calculated by applying a 14.0% discount rate. The impairment recorded in 2016 also included ￦58,388 million related to POSCO for individual assets based on disposal plans.

(*2)	Represents assets transferred from construction-in-progress to intangible assets and other property, plant and equipment, reclassifications resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

2) For the year ended December 31, 2017

	Beginning		Acquisitions	Disposals	Depreciation (*1)	Others (*2)	Ending
	(in millions of Won)
Land	￦	2,601,208	3,477	(18,226)	—	(58,809)	2,527,650
Buildings		4,995,631	53,961	(5,782)	(361,531)	194,739	4,877,018
Structures		2,908,480	18,943	(2,558)	(246,229)	87,216	2,765,852
Machinery and equipment		20,318,390	194,653	(93,210)	(2,217,435)	1,165,559	19,367,957
Vehicles		46,699	9,982	(1,623)	(22,340)	143	32,861
Tools		71,380	16,424	(976)	(28,539)	5,351	63,640
Furniture and fixtures		132,406	61,597	(1,296)	(48,416)	1,148	145,439
Finance lease assets		159,013	4,760	(453)	(14,810)	(3,253)	145,257
Bearer plants		—	—	—	(4,830)	70,345	65,515
Construction-in-progress		2,537,132	1,894,067	(817)	(36,706)	(2,501,330)	1,892,346

	￦	33,770,339	2,257,864	(124,941)	(2,980,836)	(1,038,891)	31,883,535

(*1)	Includes impairment losses on property, plant and equipment amounting to ￦117,231 million. During the year ended December 31, 2017, due to the existence of indicators for impairment, such as continuing operating loss on Suncheon Bay Personal Rapid Transit business of the Suncheon Eco Trans Co., Ltd, a subsidiary of the Company, the Company performed impairment test and recognized impairment loss of ￦48,070 million. The impairment recorded in 2017 also included ￦17,651 million related to POSCO for individual assets due to a decline in economic result and others.

(*2)	Represents assets transferred from construction-in-progress to intangible assets and other property, plant and equipment, reclassifications resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

(c) Borrowing costs capitalized and the capitalized interest rate for the years ended December 31, 2016 and 2017 were as follows:

	2016		2017
	(in millions of Won)
Weighted average expenditure	￦	1,070,280	1,180,563
Borrowing costs capitalized		40,321	37,261
Capitalization rate (%)		3.32 ~ 3.82	1.74 ~ 3.45

(d) Property, plant and equipment and investment property pledged as collateral as of December 31, 2016 and 2017 are as follows:

		Book value
	Collateral right holder	2016		2017 (*2)
		(in millions of Won)
Land (*1)	Korean Development Bank and others	￦	925,670	822,057
Buildings and structures (*1)	Korean Development Bank and others		1,734,543	1,678,403
Machinery and equipment	Korean Development Bank and others		4,037,813	3,527,420
Construction-in-progress	Korean Development Bank and others		—	15,389

		￦	6,698,026	6,043,269

(*1)	Investment property and other assets(land-use right) are included.

(*2)	As of December 31, 2017, the pledged amount is ￦4,984,841 million.